ASSET RETIREMENT OBLIGATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Asset Retirement Obligation Disclosure [Abstract]
ASSET RETIREMENT OBLIGATIONS

10.	ASSET RETIREMENT OBLIGATIONS

The following is a reconciliation of the asset retirement obligations liability through September 30, 2023:

Schedule of Asset Retirement Obligations Liability

Asset retirement obligations – January 1, 2022	$21,937

Accretion expense	1,092
Estimated liabilities recorded	223,837
Asset retirement obligations – December 31, 2022	$246,866

Accretion expense	5,865
Estimated liabilities recorded	—
Asset retirement obligations – March 31, 2023	$252,731

Accretion expense	6,071
Estimated liabilities recorded	—
Asset retirement obligations – June 30, 2023	$258,802

Accretion expense	6,024
Estimated liabilities recorded	—
Asset retirement obligations – September 30, 2023	$264,826

11.	ASSET RETIREMENT OBLIGATIONS

The following is a reconciliation of the asset retirement obligations liability through December 31, 2022:

Predecessor
Asset retirement obligations - December 31, 2021	$21,937
Accretion expense	—
Asset retirement obligations - December 14, 2022	$21,937

Successor
Estimated liabilities recorded	$245,774
Accretion expense	1,092
Asset retirement obligations - December 31, 2022	$246,866